Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 100.0%
General Obligation Bonds - 9.5%
9,000,000	Chicago Illinois Park District†	5.00%	01/01/2044	9,213,619
3,470,000	Illinois, State of	5.00%	11/01/2024	3,528,020
14,050,000	Illinois, State of	5.00%	12/01/2025	14,292,912
1,295,000	Illinois, State of	5.00%	02/01/2026	1,317,510
1,890,000	Illinois, State of	5.00%	02/01/2028	1,926,765
2,725,000	Illinois, State of	5.00%	02/01/2029	2,770,127
4,220,000	Illinois, State of	5.50%	05/01/2030	4,457,446
1,300,000	Illinois, State of	5.00%	10/01/2033	1,302,661
1,700,000	Illinois, State of	4.00%	10/01/2033	1,553,549
8,980,000	Illinois, State of	5.00%	05/01/2039	8,781,739
1,435,000	Lane County Oregon School District No 19 Springfield+	3.50%	06/15/2032	926,692
830,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	2.43%	05/01/2037	782,235
17,000,000	New York, City of New York	4.00%	08/01/2037	16,013,504
3,543,800	Puerto Rico, Commonwealth of	5.25%	07/01/2023	3,560,437
				70,427,216
Revenue Bonds - 90.5%
4,200,000	Austin, Texas	7.88%	09/01/2026	4,217,077
17,000,000	Black Belt Energy Gas District#	4.00%	12/01/2048	16,970,785
4,185,000	Black Belt Energy Gas District (SIFMA Municipal Swap Index + 0.62%)	3.08%	12/01/2048	4,138,708
10,475,000	Buckeye Ohio Tobacco Settlement Financing Authority	4.00%	06/01/2038	9,515,317
1,445,000	California Infrastructure & Economic Development Bank	4.00%	11/01/2031	1,451,241
1,050,000	California Infrastructure & Economic Development Bank (SIFMA Municipal Swap Index + 0.35%)	2.81%	08/01/2047	1,038,858
3,000,000	Chicago Illinois Midway International Airport	5.00%	01/01/2035	3,005,840
4,000,000	Chicago Illinois Waterworks Revenue	5.00%	11/01/2039	3,916,677
7,880,000	Chicago O'Hare International Airport	5.00%	01/01/2033	8,048,399
7,715,000	Colorado Health Facilities Authority	5.00%	12/01/2035	7,657,149
1,000,000	Colorado Housing and Finance Authority	1.55%	04/01/2023	991,590
3,000,000	Delaware Valley Pennsylvania Regional Finance Authority (SIFMA Municipal Swap Index + 0.40%)	2.86%	03/01/2057	2,946,511
3,380,000	Denver Colorado Airport System Revenue	1.72%	11/15/2027	2,928,758
6,750,000	Denver Colorado Airport System Revenue	5.00%	12/01/2034	6,979,329
9,150,000	Denver Colorado Airport System Revenue	5.00%	12/01/2036	9,370,936
4,500,000	Florida Development Finance Corp.	4.00%	11/15/2033	4,238,929
3,000,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2048	2,906,514
8,925,000	Grand Forks North Dakota Health Care System	4.00%	12/01/2035	7,806,915
1,375,000	Grand Forks North Dakota Health Care System	4.00%	12/01/2037	1,181,053
5,000,000	Grand Forks, County of North Dakota^	6.63%	12/15/2031	2,976,108
2,500,000	Grand Forks, County of North Dakota^(d)	9.00%	06/15/2044	1,446,545
4,050,000	Harris County Texas Sports Authority+	4.47%	11/15/2034	2,143,708
2,000,000	Illinois Sales Tax Revenue	1.80%	06/15/2027	1,683,705
1,750,000	Illinois Sales Tax Revenue	2.00%	06/15/2028	1,439,724
3,000,000	Illinois State Toll Highway Authority	5.00%	01/01/2031	3,012,320
1,250,000	Illinois State Toll Highway Authority	5.00%	01/01/2033	1,305,736
1,810,000	Indianapolis Indiana Local Public Improvement Bond Bank	5.00%	02/01/2034	1,838,262
4,943,285	Industrial Development Authority of the City of St Louis Missouri	2.22%	12/01/2038	3,792,612
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,917,141
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,346,269
9,800,000	Lehigh County Pennsylvania (SIFMA Municipal Swap Index + 1.10%)	3.56%	08/15/2038	9,677,147
5,000,000	Louisville/Jefferson County Kentucky Metropolitan Government	5.75%	10/01/2042	5,066,065
17,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.83%)	2.55%	08/01/2048	16,857,681
5,000,000	Maryland Community Development Administration	2.41%	07/01/2043	3,514,348
3,220,000	Massachusetts Housing Finance Agency	4.00%	12/01/2033	3,104,661
3,685,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Authority	4.05%	07/01/2026	3,590,881
10,000,000	Metropolitan Pier & Exposition Authority+	2.24%	06/15/2030	7,108,997
1,495,000	Metropolitan Pier & Exposition Authority+	2.35%	12/15/2033	850,485
10,000,000	Metropolitan Pier & Exposition Authority+	4.54%	06/15/2035	5,200,649
10,165,000	Metropolitan Pier & Exposition Authority+	4.23%	06/15/2037	4,685,007
5,365,000	Metropolitan Pier & Exposition Authority+	2.96%	06/15/2038	2,322,118
1,705,000	Metropolitan Transportation Authority+	3.19%	11/15/2029	1,253,402
2,235,000	Metropolitan Transportation Authority	5.25%	11/15/2031	2,384,332
5,050,000	Metropolitan Transportation Authority	5.00%	11/15/2032	5,094,299
6,000,000	Metropolitan Transportation Authority+	3.59%	11/15/2033	3,531,287
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2035	4,990,194
1,000,000	Metropolitan Transportation Authority	5.00%	11/15/2036	994,755
5,120,000	Metropolitan Transportation Authority	5.00%	11/15/2036	5,349,287
5,835,000	Metropolitan Transportation Authority	5.00%	11/15/2038	5,747,944
10,000,000	Metropolitan Transportation Authority	5.00%	11/15/2038	9,850,804
17,590,000	Metropolitan Transportation Authority	5.00%	11/15/2038	17,327,564
10,000,000	Metropolitan Transportation Authority	5.25%	11/15/2044	10,028,155
6,055,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	3.61%	07/01/2026	6,144,947
5,260,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	3.61%	07/01/2029	5,399,953
8,260,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	3.61%	07/01/2032	8,458,329
2,000,000	Missouri Joint Municipal Electric Utility Commission	5.00%	12/01/2030	2,067,324
1,595,000	Missouri Joint Municipal Electric Utility Commission	5.00%	12/01/2037	1,640,129
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	540,000
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	875,000
250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	125,000
4,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2046	2,200,000
2,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,000,000
13,000,000	New Jersey Economic Development Authority	5.00%	03/01/2025	13,071,676
5,900,000	New Jersey Economic Development Authority	3.38%	06/15/2026	5,571,606
5,000,000	New Jersey Economic Development Authority	3.47%	06/15/2027	4,650,893
2,350,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.55%)	4.01%	09/01/2027	2,351,400
2,835,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.60%)	4.06%	03/01/2028	2,836,844
12,000,000	New Jersey Economic Development Authority	7.43%	02/15/2029	12,860,378
1,000,000	New Jersey Transportation Trust Fund Authority	5.25%	06/15/2028	1,027,933
9,000,000	New Jersey Transportation Trust Fund Authority	5.75%	12/15/2028	9,020,344
1,000,000	New Jersey Transportation Trust Fund Authority+	2.17%	12/15/2035	534,112
10,050,000	New Jersey Transportation Trust Fund Authority+	4.18%	12/15/2037	4,772,822
9,675,000	New Jersey Transportation Trust Fund Authority+	2.31%	12/15/2038	4,315,787
13,565,000	New Mexico Municipal Energy Acquisition Authority#	5.00%	11/01/2039	13,948,590
16,000,000	New York & New Jersey Port Authority	4.00%	03/15/2030	15,991,822
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.05%	05/01/2027	1,854,580
2,635,000	New York City Transitional Finance Authority Future Tax Secured Revenue	2.67%	08/01/2027	2,387,895
1,235,000	New York Convention Center Development Corp.	5.00%	11/15/2026	1,280,926
2,000,000	New York Convention Center Development Corp.+	2.47%	11/15/2032	1,220,561
8,730,000	New York Convention Center Development Corp.+	2.53%	11/15/2035	4,431,819
3,000,000	New York Convention Center Development Corp.+	2.78%	11/15/2037	1,342,737
2,750,000	New York Convention Center Development Corp.+	3.09%	11/15/2037	1,286,445
8,970,000	New York State Dormitory Authority	4.00%	03/15/2039	8,348,695
4,900,000	New York State Urban Development Corp.	4.00%	03/15/2039	4,528,577
6,850,000	New York State Urban Development Corp.†	4.00%	03/15/2045	6,143,881
15,000,000	New York State Urban Development Corp.†	4.00%	03/15/2046	13,410,999
5,000,000	New York Transportation Development Corp.	5.00%	07/01/2046	4,750,334
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,420,990
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,771,015
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	1,935,301
4,165,000	North Texas Tollway Authority	5.00%	01/01/2032	4,280,887
6,170,000	Ohio State University	4.00%	06/01/2030	6,178,860
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,021,405
6,360,000	Pennsylvania Turnpike Commission	4.00%	12/01/2036	6,068,913
8,000,000	Permanent University Fund - University of Texas System	5.00%	07/01/2041	8,059,807
17,483,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	4.62%	07/01/2033	9,847,349
4,230,000	Sales Tax Securitization Corp.	5.50%	01/01/2032	4,516,298
4,625,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	4,327,837
8,225,000	State of Connecticut Special Tax Revenue	5.00%	01/01/2026	8,259,129
15,030,000	State of Connecticut Special Tax Revenue	5.00%	01/01/2027	15,091,758
2,290,000	Tampa, City of Florida+	3.38%	09/01/2040	885,434
1,850,000	Tampa, City of Florida+	3.74%	09/01/2045	531,215
27,140,000	Tennessee Energy Acquisition Corp.#	4.00%	05/01/2048	27,124,101
7,150,000	Tennessee Energy Acquisition Corp.#	4.00%	11/01/2049	7,080,885
3,045,000	Terrebonne Parish Louisiana+	3.15%	04/01/2036	1,601,038
15,115,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.87%)	3.08%	09/15/2027	14,671,133
7,870,000	Texas Municipal Gas Acquisition & Supply Corp II (SIFMA Municipal Swap Index + 0.55%)	3.01%	09/15/2027	7,613,185
15,345,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.69%)	2.86%	09/15/2027	14,790,614
700,000	Texas Municipal Power Agency Revenue	3.00%	09/01/2032	614,553
1,100,000	Texas Municipal Power Agency Revenue	3.00%	09/01/2034	936,791
460,000	Tobacco Settlement Authority	5.25%	06/01/2032	460,415
11,105,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2031	11,416,300
20,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2035	20,156,990
5,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2046	4,706,283
9,030,000	TSASC, Inc.	5.00%	06/01/2031	9,286,081
5,862,679	Utah Housing Corp.	3.00%	01/21/2052	5,535,848
9,959,875	Utah Housing Corp.	4.50%	06/21/2052	9,709,184
5,000,000	Utah Housing Corp.	5.00%	10/21/2052	5,004,104
15,278,055	Vermont Student Assistance Corp. (1 Month LIBOR USD + 1.00%)	3.56%	06/02/2042	14,982,474
1,230,000	Virginia Small Business Financing Authority	4.00%	12/01/2036	1,102,720
2,540,000	Washington Health Care Facilities Authority	5.00%	10/01/2033	2,540,173
4,300,000	Washington Metropolitan Area Transit Authority Dedicated Revenue	4.00%	07/15/2034	4,296,854
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	951,390
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,474,278
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,630,628
5,250,000	Wise County Virginia Industrial Development Authority#	0.75%	10/01/2040	4,804,150
				672,821,486
Total Municipal Bonds (Cost $811,571,879)				743,248,702

Shares
Short-Term Investments - 2.0%
Money Market Funds - 2.0%
15,203,119	First American Government Obligations Fund — Class Z, 2.74%*			15,203,119
Total Short-Term Investments (Cost $15,203,119)				15,203,119
Total Investments - 102.0% (Cost $826,774,998)				758,451,821
Floating Rate Note Obligations - (2.3)%
Notes with interest and fee rates ranging from 3.05% to 3.11% as of the date of this report and contractual maturities of collateral ranging from 01/01/2044 to 03/15/2046~				(16,925,000)
Other Assets in Excess of Liabilities - 0.3%				2,266,806
NET ASSETS - 100.0%				$743,793,627

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Underlying security related to Tender Option Bond ("TOB") transaction entered into by the Fund.
(d) Security is in default and missed its last payment of interest as of the date of this report.
* Annualized seven-day yield as of the date of this report.
~ Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $28,768,499 are held by TOB Trusts and serve as collateral for the $16,925,000 in the floating rate note obligations outstanding at that date.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.